Income Taxes	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes
11.	INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through subsidiaries and VIEs in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income nor capital gains. Additionally, upon payments of dividends by the Company to its shareholders, neither Cayman Islands nor BVI will impose withholding taxes. Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong corporate income tax rate at 16.5% exempting foreign-derived income, and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the PRC Enterprise Income Tax (“EIT”) Law, which has been effective since January 1, 2008, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to preferential tax treatments.

The effective tax rates were 12% and 15% for the three-month periods ended September 30, 2017 and 2018, respectively, and 13% and 16% for the nine-month periods ended September 30, 2017 and 2018, respectively. The effective tax rates for the three-month and nine-month periods ended September 30, 2018 were lower than the PRC statutory EIT rate of 25%, mainly due to preferential tax rates associated with High and New Technology Enterprises granted to certain PRC subsidiaries and VIEs.

The effective tax rates are subject to change in future, as the estimates of pretax income or loss for the year vary and certain subsidiaries of the Company may or may not continue to qualify for certain preferential tax rates.

The Company did not provide deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries for the year 2017 and the nine-month period ended September 30, 2018 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. As of September 30, 2018, the total amount of undistributed earnings from the Company’s PRC subsidiaries for which no withholding tax has been accrued was RMB 136.9 billion (US$19.9 billion). Under the PRC tax regulations, dividends from PRC companies to their overseas parents in respect of earnings derived from January 1, 2008 onwards are subject to PRC dividend withholding tax at 10%. Such rate could be reduced to 5% should treaty benefits be applicable. In the case of the Company’s VIEs in the PRC, their undistributed earnings were insignificant as of each of the balance sheet dates.